Segments	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]
4 Segments
As from 1 June 2021 Equinor’s operations are managed through the following operating segments (business areas): Exploration &
Production Norway (EPN), Exploration & Production International (EPI), Exploration & Production USA

(EPUSA), Marketing,
Midstream & Processing (MMP), Renewables (REN), Projects, Drilling and Procurement (PDP) and

Technology,

Digital & Innovation
(TDI) and Corporate staff and functions.
The main change in the organisational corporate structure compared to previous periods is that the operating segment Development
& Production Brazil is merged into the operating segment Exploration & Production International.

In addition, the operating segment
Exploration is divided and merged into Exploration & Production Norway, Exploration & Production International and Exploration &
Production USA. Global Strategy & Business development is divided and merged into the functions for Chief Financial Officer and
Safety, Security and Sustainability. The operating segment Technology,

Projects & Drilling is split into Technology,

Digital &
Innovation and Projects, Drilling & Procurement. The new organisational corporate structure has not resulted in any changes in the
reportable segments.
The Exploration & Production business areas are responsible for the discovery and appraisal of new resources and commercial
development of the oil and gas portfolios within their respective geographical areas: EPN on the

Norwegian continental shelf, EPUSA
in USA and EPI worldwide outside of EPN and EPUSA.
The PDP is responsible for field development, well deliveries and procurement in Equinor.
TDI brings together research, technology development, specialist advisory services, digitalisation, IT, improvement, innovation, ventures and future business to one technology powerhouse.
The MMP business area is responsible for marketing and trading of oil and gas commodities

(crude, condensate, gas liquids,
products, natural gas and liquified natural gas), electricity and emission rights, as well as transportation,

processing and
manufacturing of the above-mentioned commodities, operations of refineries, terminals and processing - and power plants and low
carbon solutions including carbon capture and storage which was previously the responsibility of the REN business area.
The REN business area is responsible for wind parks and other renewable energy solutions.
The reporting segments Exploration & Production Norway (E&P Norway), Exploration & Production

International (E&P International),
Exploration & Production USA (E&P USA), Marketing, Midstream & Processing (MMP) and Renewables

(REN) consist of the
business areas EPN, EPI, EPUSA, MMP and REN respectively. The operating segments, PDP, TDI and corporate staffs and functions are aggregated into the reporting segment “Other” due to the immateriality of these operating segments. Most of the costs
within the operating segments PDP and TDI are allocated to the E&P Norway, E&P International, E&P USA, MMP and REN reporting segments.
The changes do not have a material effect on comparable figures.
As from the first quarter of 2021, Equinor changed its reporting as REN became a separate reporting segment. Previously the
activities in REN were reported in the segment “Other”. The new reporting structure has been applied retrospectively with comparable
figures reclassified. The change has its basis in the increased strategic importance of the renewable business for Equinor and that the
information is regarded useful for the readers of the financial statements.
Inter-segment sales and related unrealised profits, mainly from the sale of crude oil and products,

are eliminated in the Eliminations
column below. Inter-segment revenues are based upon estimated market prices.
Segment data for the years ended 31 December 2021, 2020 and 2019 are presented below. The measurement basis of segment
profit is net operating income/(loss).

In the tables below, deferred tax assets, pension assets and non-current financial assets are not allocated to the segments.
The measurement basis for segments is IFRS as applied by the group with the exception of IFRS

16 Leases and the line item
Additions to property, plant and equipment (PP&E), intangibles and equity accounted investments. All IFRS 16 leases are presented within the Other segment. The lease costs for the period are allocated to the different segments based on underlying lease payments,
with a corresponding credit in the Other segment. Lease costs allocated to licence partners are recognised as other revenue in the
Other segment. Additions to PP&E, intangible assets and equity accounted investments in the E&P and MMP segments include the
period’s allocated lease costs related to activity being capitalised with a corresponding negative addition in the

Other segment. The
line item Additions to property, plant and equipment (PP&E), intangibles and equity accounted investments excludes movements related to changes in asset retirement obligations.
Full year 2021
E&P
Norway
E&P
International E&P USA MMP REN Other Eliminations Total (in USD million)
Revenues third party, other revenue and
other income 269 1,113 377 87,025 1,394 485 0 90,665
Revenues inter-segment 38,972 4,230 3,771 321 0 5 (47,300) 0
Net income/(loss) from equity accounted
investments 0 214 0 22 16 7 0 259
Total revenues and other income

39,241 5,558 4,149 87,368 1,411 497 (47,300) 90,924
Purchases [net of inventory variation] 0 (58) 0 (80,873) 0 (1) 45,773 (35,160)
Operating, selling, general and
administrative expenses (3,729) (1,466) (1,076) (4,276) (163) 264 1,066 (9,378)
Depreciation, amortisation and net
impairment losses (4,678) (3,257) (1,733) (1,079) (3) (970) 0 (11,719)
Exploration expenses (363) (451) (190) 0 0 0 0 (1,004)
Total operating expenses (8,770) (5,232) (2,999) (86,227) (166) (707) 46,839 (57,261)
Net operating income/(loss) 30,471 326 1,150 1,141 1,245 (210) (461) 33,663
Additions to PP&E, intangibles and equity
accounted investments 5,101 1,828 690 221 455 212 0 8,506
Balance sheet information
Equity accounted investments

3 1,417 0 113 1,108 45 0 2,686
Non-current segment assets

35,301 15,358 11,406 3,019 154 3,288 0 68,527
Non-current assets not allocated to
segments

13,406
Total non-current assets

84,618
Full year 2020
E&P
Norway

E&P
International
E&P

USA MMP REN 1) Other 1)
Eliminations

Total (in USD million)
Revenues third party, other revenue and
other income 91 451 368 44,605 18 232 0 45,765
Revenues inter-segment 11,804 3,183 2,247 309 0 4 (17,547) 0
Net income/(loss) from equity accounted
investments 0 (146) 0 31 163 5 0 53
Total revenues and other income

11,895 3,489 2,615 44,945 181 241 (17,547) 45,818
Purchases [net of inventory variation] 0 (72) 0 (38,072) 0 1 17,157 (20,986)
Operating, selling, general and
administrative expenses (2,829) (1,439) (1,313) (5,060) (215) 634 685 (9,537)
Depreciation, amortisation and net
impairment losses (5,546) (3,471) (3,824) (1,453) (1) (939) 0 (15,235)
Exploration expenses (423) (2,071) (990) 0 0 1 0 (3,483)
Total operating expenses (8,798) (7,054) (6,127) (44,586) (216) (304) 17,842 (49,241)
Net operating income/(loss) 3,097 (3,565) (3,512) 359 (35) (63) 296 (3,423)
Additions to PP&E, intangibles and equity
accounted investments 4,851 2,609 1,068 190 31 1,013 0 9,762
Balance sheet information
Equity accounted investments

3 1,125 0 92 1,017 25 0 2,262
Non-current segment assets 2) 37,733 17,835 12,586 4,368 3 4,132 0 76,657
Non-current assets not allocated to
segments

13,704
Total non-current assets

92,623
1) Reclassified.
2) Restated. For more information, see note 21

Provisions and other liabilities.
Full year 2019
E&P
Norway

E&P
International
E&P

USA MMP REN 1) Other 1)
Eliminations

Total (in USD million)
Revenues third party, other revenue and
other income 1,048 1,685 441 60,491 258 269 0 64,194
Revenues inter-segment 17,769 4,376 3,792 439 0 4 (26,379) 0
Net income/(loss) from equity accounted
investments 15 24 6 25 95 (1) 0 164
Total revenues and other income

18,832 6,085 4,239 60,955 353 271 (26,379) 64,357
Purchases [net of inventory variation] (1) (34) 0 (54,454) 0 (1) 24,958 (29,532)
Operating, selling, general and
administrative expenses (3,284) (1,684) (1,668) (4,897) (192) 465 793 (10,469)
Depreciation, amortisation and net
impairment losses (5,439) (2,228) (4,133) (600) (1) (803) 0 (13,204)
Exploration expenses (478) (668) (709) 0 0 0 0 (1,854)
Total operating expenses (9,201) (4,614) (6,510) (59,951) (193) (339) 25,750 (55,058)
Net operating income/(loss) 9,631 1,471 (2,271) 1,004 160 (68) (629) 9,299
Additions to PP&E, intangibles and equity
accounted investments 7,316 2,851 3,004 788 175 648 0 14,782
Balance sheet information
Equity accounted investments

3 321 0 90 1,003 25 0 1,442
Non-current segment assets 2) 34,938 21,161 16,929 5,248 187 4,026 0 82,489
Non-current assets not allocated to
segments

11,152
Total non-current assets

95,083
1) Reclassified.
2) Restated. For more information, see note 21 Provisions

and other liabilities.
Non-current assets by country
At 31 December
(in USD million)
2021 2020 2)
Norway 40,564 44,311
USA 12,323 13,383
Brazil 8,751 8,359
UK 2,096 4,491
Azerbaijan 1,654 1,708
Canada 1,403 1,584
Russia 1,235 973
Angola 948 883
Algeria 708 808
Denmark 536 953
Other 996 1,465
Total non-current assets 1) 71,213 78,919
See note 5 Acquisitions and disposals for information on transactions that affect the different segments.
See note 11 Property,

plant and equipment for further information on impairment losses and impairment reversals that affect the
different segments.
See note 12 Intangible assets for information on impairment losses and impairment reversals that affect the different segments.
See note 24 Other commitments, contingent liabilities and contingent assets for information on contingencies that affect the segments.
Revenues from contracts with customers by geographical areas
Equinor has business operations in around 30

countries.
When attributing the line item Revenues third party, other revenue and other income to the country of the legal entity executing the sale for 2021, Norway constitutes 81 % and USA constitutes 13%. For 2020 the revenues to Norway and USA constituted 80 % and 14 % respectively, and for 2019 75 % and 18 % respectively.
Revenues from contracts with customers and

other revenues
(in USD million) 2021 2020 2019
Crude oil 38,307 24,509 33,505
Natural gas 28,050 7,213 11,281

- European gas
24,900 5,839 9,366

- North American gas
1,783 1,010 1,359

- Other incl LNG
1,368 363 556
Refined products 11,473 6,534 10,652
Natural gas liquids 8,490 5,069 5,807
Transportation 921 1,083 967
Other sales 1,006 681 445
Total revenues from contracts with customers 88,247 45,088 62,657
Taxes paid in-kind 345 93 344
Physically settled commodity derivatives (1,075) 209 (1,086)
Gain/(loss) on commodity derivatives 951 108 732
Other revenues 276 256 265
Total other revenues 497 665 254
Revenues 88,744 45,753 62,911